Annual Total Returns[BarChart] - Equity Income Portfolio - Equity Income Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.92%)	17.23%	29.94%	7.43%	(6.74%)	19.17%	16.24%	(9.35%)	26.61%	1.20%